Taxation and Deferred Tax (Details) - Schedule of components of the tax liabilities - TINGO, INC. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Taxation and Deferred Tax (Details) - Schedule of components of the tax liabilities [Line Items]
Beginning of period	$ 100,606,352	$ 110,544,689
Charge for the period	38,698,829	104,802,090
Accrued Income Taxes And Current Year Taxes	139,305,181	215,346,779
Paid during the period		(105,889,143)
Forex translation difference	(848,668)	(8,851,284)
Total Current Tax Liabilites	$ 138,456,513	$ 100,606,352